(logo)OPPENHEIMERFUNDS
Patricia C. Foster                           OppenheimerFunds, Inc.
Vice President                               Two World Trade Center, 34th Floor
and Assistant Counsel                        New York, NY 10048-0203
                                             212 323-2000  Fax 212 323-0558



                                             January 29, 1997


Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA  22312

                  Re:      Rochester Fund Municipals
                           Reg. No. 33-3692
                           File No. 811-3614

To the Securities and Exchange Commission:

                  An electronic ("EDGAR") filing is hereby made under Rule 497(e) of the Securities Act of 1933, as amended, on behalf of Rochester Fund Municipals (the "Fund"). This filing consists of a supplement dated January 29, 1997 to the Fund's Statement of Additional Information dated March 11, 1996. This supplement corrects the supplement filed on January 28, 1997.

                                               Very truly yours,


                                               /s/ Patricia C. Foster
                                               ------------------------
                                               Patricia C. Foster
                                               Vice President
                                               and Assistant Counsel
                                               (716) 383-1300








cc:    Kirkpatrick & Lockhart LLP
       Price Waterhouse LLP
       Gloria LaFond
       Grace Loffredo

                            ROCHESTER FUND MUNICIPALS
  Supplement Dated January 29, 1997 to the Statement of Additional Information
                              Dated March 11, 1996

         This supplement to the Statement of Additional Information replaces the supplement dated July 29, 1996 and revises the Statement of Additional Information as follows:

1. The third sentence in the section captioned "When-Issued Securities" on page 7 is deleted and replaced with the following sentences:

Normally, the settlement date occurs within six months of the purchase of municipal bonds and notes. However, the Fund may, from time to time, purchase municipal securities whose settlement extends two years or more beyond trade date. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund.


2. The first sentence of the first full paragraph under the Section "Credit Quality" in "Investment Considerations/Risk Factors" on page 18 is deleted and replaced with the following:

         o Risk Factors of High Yield Securities. The Fund is permitted to invest up to 25% of its total assets in tax-exempt obligations which are rated below investment grade or, if unrated, judged by the Manager to be in an equivalent rating category.






January 29, 1997                                                    PXO365.002